Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

NOTE 8: CASH AND CASH EQUIVALENTS

Cash at the end of the financial year as shown in the statements of cash flows is reconciled to items in the Consolidated Statement of Financial Position as follows:

	2022 A$	2021 A$
Current
Cash at bank and on hand	33,564,857	28,499,449
	33,564,857	28,499,449

The weighted average interest rate on these deposits is 1.15% per annum (2021: 0.1% per annum).